Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 3:	Related Party Transactions

During the six months ended June 30, 2013, $6,782 was repaid to our former President for funds previously advanced to the Company for working capital.

On June 6, 2012, we borrowed $200,000 from our President under a convertible debenture. The convertible debenture is unsecured, matures June 6, 2013 and bears interest at 10%. At any time prior to the Maturity Date, if we complete an equity or convertible debenture financing yielding aggregate proceeds of at least $500,000, our President may elect to convert the debenture in whole or in part into common shares at the same price any shares are sold, or in the case of a convertible debenture, the price of the shares issuable upon conversion. During 2012, the Company raised more than $500,000 and this note became convertible at $0.25 per share. The outstanding unpaid balance under this note was $200,000 as of June 30, 2013 and December 31, 2012. On June 5, 2013, the maturity date of the note was extended to June 6, 2014.

NOTE 5 - Related Party Transactions

As of December 31, 2012, the Company had an outstanding payable to its President of $6,782. The payable is unsecured, non-interest bearing and due on demand.

On June 11, 2012, we borrowed $200,000 from our President under a convertible debenture. The convertible debenture is unsecured, matures June 11, 2013 and bears interest at 10%. At any time prior to the Maturity Date, if we complete an equity or convertible debenture financing yielding aggregate proceeds of at least $500,000, our President may elect to convert the debenture in whole or in part into common shares at the same price any shares are sold, or in the case of a convertible debenture, the price of the shares issuable upon conversion.